Client Name:
Client Project Name:	BRAVO 2024-NQM2
Start - End Dates:	9/1/2023 - 1/9/2024
Deal Loan Count:	157

Conditions Report 2.0

Loans in Report:	157
Loans with Conditions:	57

50 - Total Active Conditions
50 - Non-Material Conditions
43 - Credit Review Scope
2 - Category: Assets
17 - Category: Credit/Mtg History
2 - Category: Income/Employment
3 - Category: Insurance
1 - Category: LTV/CLTV
18 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
2 - Category: Property
2 - Compliance Review Scope
1 - Category: Repayment Ability
1 - Category: TILA/RESPA Integrated Disclosure
34 - Total Satisfied Conditions

13 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
2 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
20 - Compliance Review Scope
7 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
10 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
2 - Category: Credit/Mtg History

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